RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenues	$ 6,745	$ 3,336	$ 173
Cost of revenues	1,659	1,111	2,160
Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,248	1,008	1,063
Selling And Marketing Expense [Member]
Related Party Transaction [Line Items]
Expenses	763	771	813
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,002	1,067	995
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 46	$ 148	$ 224